Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted loss per share for the years ended December 31, 2020, 2021 and 2022 are calculated as follows:

	For the years ended December 31,
	2020		2021		2022
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to Burning Rock Biotech Limited’s shareholders	(304,440)	(102,795)	(664,244)	(132,453)	(809,298)	(117,337)	(161,935)	(23,478)
Accretion of convertible preferred shares	(48,359)	(16,329)	—	—	—	—	—	—

Net loss attributable to ordinary shareholders	(352,799)	(119,124)	(664,244)	(132,453)	(809,298)	(117,337)	(161,935)	(23,478)

Denominator:
Weighted-average number of ordinary shares outstanding	51,313,708	17,324,848	87,556,581	17,324,848	87,005,610	87,005,610	17,324,848	17,324,848
Effect of unvested restricted shares	(4,077)	—	(673,570)	—	(421,510)	(421,510)	—	—

Weighted-average number of ordinary shares outstanding - basic and diluted	51,309,631	17,324,848	86,883,011	17,324,848	86,584,100	86,584,100	17,324,848	17,324,848

Loss per share - basic and diluted	(6.88)	(6.88)	(7.65)	(7.65)	(9.35)	(1.36)	(9.35)	(1.36)